NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
NET LOSS PER SHARE
NOTE 20: -     NET LOSS PER SHARE

Details of the number of shares and loss used in the computation of net loss per share:

	Year ended December 31,
	2017		2016		2015
	Weighted number of shares *)	Loss	Weighted number of shares *)	Loss	Weighted number of shares *)	Loss

Number of shares and net loss for the computation of basic and diluted net loss per share	25,673,276	(20,838)	25,444,733	(19,592)	25,378,325	(17,213)

*)	To compute diluted net loss per share, potential ordinary shares, detailed below, have not been taken into account due to their anti-dilutive effect.